UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05407

                             TRUST FOR CREDIT UNIONS
       --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
       --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                                    Copies to:
                                                    Mary Jo Reilly, Esq.
         Jay Johnson                                Drinker Biddle & Reath LLP
         Callahan Financial Services, Inc.          One Logan Square
         1001 Connecticut Avenue NW, Suite 1001     18th and Cherry Streets
         WASHINGTON, DC 20036                       PHILADELPHIA, PA 19103
       --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828
                                                          ----------------

                       Date of fiscal year end: AUGUST 31
                                               ----------------
                     Date of reporting period: MAY 31, 2009
                                              -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
CERTIFICATES OF DEPOSIT - 1.04%
                  Bank of America N.A. TLGP
$    10,000,000   0.700%, 08/05/09                               $    10,000,000
     10,000,000   1.116%, 12/11/09 (a)                                10,000,000
                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $20,000,000)                                  20,000,000
                                                                 ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 39.39%
                  FEDERAL HOME LOAN BANK - 16.76%
     20,000,000   0.280%, 07/10/09 (b)                                19,994,150
    125,000,000   0.270%, 07/10/09 (b)                               124,962,083
     10,000,000   0.330%, 08/04/09 (b)                                 9,994,133
     25,000,000   0.440%, 09/09/09 (a)                                25,000,000
      5,000,000   0.471%, 10/13/09 (b)                                 4,991,253
     10,000,000   0.754%, 11/09/09 (b)                                 9,966,458
      2,000,000   1.106%, 12/17/09 (a)                                 2,000,402
     25,000,000   0.236%, 12/28/09 (a)                                24,993,433
     10,000,000   0.481%, 01/15/10 (a)                                10,000,000
      2,000,000   0.791%, 02/19/10 (a)                                 2,002,069
     25,000,000   1.000%, 03/02/10                                    24,992,854
     25,000,000   0.900%, 04/07/10                                    24,988,432
     40,000,000   0.859%, 04/13/10 (a)                                39,998,269
                                                                 ---------------
                                                                     323,883,536
                                                                 ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.15%
     25,000,000   0.552%, 08/17/09 (b)                                24,970,590
      3,000,000   0.600%, 08/24/09 (b)                                 2,995,814
     25,000,000   0.612%, 09/08/09 (b)                                24,958,063
     50,000,000   0.289%, 09/21/09 (a)                                50,000,000
     25,000,000   1.087%, 09/25/09 (a)                                25,023,425
      3,000,000   0.261%, 10/19/09 (a)                                 2,997,615
     35,000,000   0.723%, 10/30/09 (b)                                34,894,300
     25,000,000   1.010%, 02/04/10 (b)                                24,827,778
     10,000,000   0.421%, 02/08/10 (b)                                 9,970,600
     15,000,000   0.670%, 05/04/10 (b)                                14,907,385
                                                                 ---------------
                                                                     215,545,570
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.48%
    120,000,000   0.150%, 07/13/09 (b)                               119,978,767
     25,000,000   0.410%, 09/03/09 (a)                                24,999,358
      5,000,000   0.632%, 10/07/09 (b)                                 4,988,800
     25,000,000   0.500%, 12/29/09 (a)                                24,997,112
     20,000,000   0.492%, 01/11/10 (b)                                19,939,022
      1,850,000   0.883%, 02/12/10 (a)                                 1,851,689
     25,000,000   1.029%, 07/13/10 (a)                                24,991,607
                                                                 ---------------
                                                                     221,746,355
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                  (Cost $761,175,461)                                761,175,461
                                                                 ---------------
U.S. TREASURY OBLIGATIONS - 11.71%
                  UNITED STATES TREASURY BILLS - 11.39%
    180,000,000   0.099%, 06/04/09                                   179,996,850
      1,500,000   0.099%, 07/16/09                                     1,499,728
      2,000,000   0.284%, 12/03/09                                     1,997,068
     18,000,000   0.295%, 12/17/09                                    17,929,853
     10,700,000   0.360%, 03/11/10                                    10,641,120
      8,000,000   0.405%, 04/08/10                                     7,959,570
                                                                 ---------------
                                                                     220,024,189
                                                                 ---------------

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
$     6,300,000   UNITED STATES CASH MANAGEMENT BILL
                  0.417%, 04/01/10                               $     6,273,940
                                                                 ---------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $226,298,129)                                226,298,129
                                                                 ---------------
TIME DEPOSIT - 4.56%
     88,100,000   Wells Fargo Bank N.A.
                  0.125%, 06/01/09                                    88,100,000
                                                                 ---------------
                  TOTAL TIME DEPOSIT
                  (Cost $88,100,000)                                  88,100,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 43.30%
    250,000,000   UBS, 0.18%, Dated 05/29/09, matures
                     06/01/09, repurchase price $250,003,750,
                     (collaterized by Federal National
                     Mortgage Association, with interest rates
                     of 4.50% to 6.50% due 09/01/23 to
                     09/01/47, total market value
                     $255,005,299)                                   250,000,000
     36,800,000   UBS, 0.16%, Dated 05/29/09, matures
                     06/01/09, repurchase price $36,800,491,
                     (collaterized by U.S. Treasury Bill, with
                     interest rate of 2.50% due 03/31/13,
                     total market value $37,538,052)                  36,800,000
    100,000,000   UBS, 0.10%, Dated 05/29/09, matures
                     06/01/09, repurchase price $100,000,833,
                     (collaterized by Federal National
                     Mortgage Association, with interest rates
                     of 5.50% to 7.00% due 09/01/37 to
                     01/01/39, total market value
                     $102,003,479)                                   100,000,000
    100,000,000   Morgan Stanley, 0.18%, Dated 05/29/09,
                     matures 06/01/09, repurchase price
                     $100,001,500, (collaterized by Federal
                     National Mortgage Association, with
                     interest rates of 4.50% to 6.00% due
                     09/01/19 to 05/01/39, total market value
                     $102,429,759)                                   100,000,000
    350,000,000   Deutsche Bank, 0.18%, Dated 05/29/09,
                     matures 06/01/09, repurchase price
                     $350,005,208, (collaterized by Federal
                     National Mortgage Association, with
                     interest rates of 4.00% to 7.00% due
                     04/01/24 to 04/01/39, total market value
                     $357,000,000)                                   350,000,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $836,800,000)                                836,800,000
                                                                 ---------------
                  TOTAL INVESTMENTS - 100.00%
                  (Cost $1,932,373,590)(c)                         1,932,373,590
                                                                 ---------------
                  NET OTHER ASSETS AND LIABILITIES - 0.00%                28,267
                                                                 ---------------
                  NET ASSETS - 100.00%                           $ 1,932,401,857
                                                                 ===============

----------
(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

(c)  Aggregate cost for federal tax purposes is $1,932,373,590.

TLGP -- Temporary Liquidity Guarantee Program

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
ASSET-BACKED SECURITIES - 0.61%
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.61%
$       282,810   Series 2001-W4, Class AV1
                     0.589%, 02/25/32 (a)                        $       255,774
        485,614   Series 2002-W2, Class AV1
                     0.569%, 06/25/32 (a)                                410,812
      1,595,774   Series 2002-T7, Class A1
                     0.529%, 07/25/32 (a)                              1,402,940
                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES
                  (Cost $2,364,466)                                    2,069,526
                                                                 ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.32%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 0.37%
         41,615   Series 1009, Class D
                     0.975%, 10/15/20 (a)                                 41,527
        124,094   Series 1066, Class P
                     1.275%, 04/15/21 (a)                                124,963
        154,427   Series 1222, Class P
                     2.700%, 03/15/22 (a) (b)                            158,819
        445,598   Series 1250, Class J
                     7.000%, 05/15/22 (b)                                478,472
        231,231   Series 1448, Class F
                     1.775%, 12/15/22 (a) (d)                            236,155
        193,775   Series 1720, Class PJ
                     7.250%, 01/15/24 (b)                                196,390
                                                                 ---------------
                                                                       1,236,326
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 4.90%
      1,604,134   Series 1993-225, Class WC
                     6.500%, 12/25/13 (b)                              1,669,857
        758,072   Series 1990-145, Class A
                     3.228%, 12/25/20 (a)                                732,499
        982,704   Series 1991-67, Class J
                     7.500%, 08/25/21 (b)                              1,066,058
        869,173   Series 1992-137, Class F
                     1.344%, 08/25/22 (a)                                877,800
        992,650   Series 1993-27, Class F
                     1.494%, 02/25/23 (a) (c)                          1,006,247
        450,066   Series 1998-21, Class F
                     0.870%, 03/25/28 (a)                                441,830
        852,237   Series 2000-16, Class ZG
                     8.500%, 06/25/30 (d)                                972,172
        995,026   Series 2000-32, Class Z
                     7.500%, 10/18/30                                  1,092,509
      2,033,601   Series 2001-60, Class OF
                     1.259%, 10/25/31 (a)                              2,047,571
        677,867   Series 2001-70, Class OF
                     1.259%, 10/25/31 (a)                                680,858
      3,303,810   Series 2007-22, Class FG
                     0.669%, 03/25/37 (a)                              3,240,630
      2,728,426   Series 2008-22, Class FD,
                     1.149%, 04/25/48 (a)                              2,702,770
                                                                 ---------------
                                                                      16,530,801
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE
                     ASSOCIATION - 0.05%
        155,674   Series 2001-10, Class PD
                  6.500%, 08/16/30 (b)                                   156,882
                                                                 ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $17,840,798)                                  17,924,009
                                                                 ---------------

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
MORTGAGE-BACKED OBLIGATIONS - 19.31%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.60%
$       398,468   4.371%, 02/01/18 (a)                           $       403,954
        550,452   5.061%, 11/01/18 (a)                                   566,843
      2,150,387   6.868%, 11/01/19 (a)                                 2,239,763
        218,492   3.963%, 11/01/22 (a)                                   221,560
        100,544   5.457%, 11/01/22 (a)                                   102,308
        141,416   4.906%, 10/01/24 (a)                                   145,685
        301,948   4.977%, 10/01/25 (a)                                   311,038
        805,065   5.694%, 08/01/28 (a)                                   836,856
         96,673   3.858%, 07/01/29 (a)                                    97,030
        469,469   4.147%, 05/01/31 (a)                                   480,518
                                                                 ---------------
                                                                       5,405,555
                                                                 ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 0.95%
         33,431   6.500%, 11/01/10                                        34,458
        378,165   6.500%, 09/01/13                                       400,117
        344,799   6.500%, 10/01/13                                       365,048
        110,350   6.500%, 05/01/14                                       116,860
        142,335   6.500%, 06/01/14                                       150,641
        695,720   6.000%, 12/01/14                                       728,229
        557,565   8.000%, 12/01/15                                       596,460
        634,941   6.000%, 03/01/16                                       664,029
        111,751   6.500%, 07/01/16                                       118,343
         35,159   4.500%, 07/01/23                                        36,008
                                                                 ---------------
                                                                       3,210,193
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.77%
         54,464   6.000%, 06/01/09                                        55,289
        112,637   4.916%, 10/01/13 (a)                                   114,445
        373,637   8.500%, 04/01/16                                       391,588
        166,912   5.488%, 07/01/17 (a)                                   172,499
        203,746   3.777%, 11/01/17 (a)                                   206,417
        128,843   4.027%, 11/01/17 (a)                                   131,223
        171,196   4.176%, 11/01/17 (a)                                   172,017
        309,888   3.865%, 03/01/18 (a)                                   312,645
         83,937   4.071%, 05/01/18 (a)                                    84,733
        122,245   6.133%, 06/01/18 (a)                                   126,678
      1,645,500   3.253%, 10/01/18 (a)                                 1,654,960
         60,745   3.900%, 02/01/19 (a)                                    61,620
        128,329   3.988%, 05/01/19 (a)                                   129,421
        157,733   6.864%, 12/01/19 (a)                                   159,277
        280,744   3.775%, 01/01/20 (a)                                   282,389
        161,079   3.155%, 05/01/20 (a)                                   159,859
        503,369   5.857%, 05/01/20 (a)                                   524,133
        769,438   6.469%, 02/01/22 (a)                                   801,418
         87,666   4.725%, 01/01/23 (a)                                    90,010
         91,144   4.500%, 04/01/23                                        93,453
        337,718   4.283%, 03/01/24 (a)                                   342,039
         38,639   3.860%, 04/01/25 (a)                                    40,005
        387,096   5.664%, 10/01/25 (a)                                   403,064
        875,572   4.345%, 02/01/27 (a)                                   896,370
        433,471   3.297%, 07/01/27 (a)                                   438,322
        278,181   3.852%, 07/01/27 (a)                                   280,421
        417,034   4.677%, 01/01/29 (a)                                   429,415
        103,149   4.657%, 02/01/29 (a)                                   106,212
      8,026,503   3.380%, 08/01/29 (a)                                 8,162,380
        110,977   5.013%, 07/01/31 (a)                                   113,183
        150,694   5.312%, 07/01/32 (a)                                   152,568
        287,629   5.887%, 07/01/32 (a)                                   290,081
        345,614   4.452%, 09/01/32 (a)                                   357,051
      1,496,475   5.217%, 01/01/33 (a)                                 1,533,826
        192,366   3.218%, 06/01/33 (a)                                   195,737

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2009 (UNAUDITED)

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$     3,073,613   4.612%, 08/01/33 (a)                           $     3,164,860
      1,431,991   2.617%, 04/01/34 (a)                                 1,449,150
        607,904   2.877%, 07/01/34 (a)                                   616,100
      1,040,088   2.877%, 08/01/34 (a)                                 1,054,063
      5,244,897   4.599%, 04/01/37 (a)                                 5,399,748
         31,303   6.500%, 05/01/37                                        33,394
      6,712,329   5.828%, 07/01/37 (a)                                 7,051,033
         63,145   6.500%, 07/01/37                                        67,363
      5,691,111   6.778%, 09/01/37 (a)                                 5,966,925
      3,481,236   6.500%, 11/01/37                                     3,717,101
        428,221   6.500%, 12/01/37                                       456,821
      1,345,433   2.877%, 08/01/44 (a)                                 1,363,279
                                                                 ---------------
                                                                      49,804,585
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.99%
        115,063   7.000%, 04/15/26                                       125,315
        646,266   4.500%, 04/20/34 (a)                                   669,052
      2,859,026   4.250%, 06/20/34 (a)                                 2,948,246
      2,845,445   4.625%, 08/20/34 (a)                                 2,956,295
                                                                 ---------------
                                                                       6,698,908
                                                                 ---------------
                  TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $64,121,439)                                  65,119,241
                                                                 ---------------
AGENCY DEBENTURES - 25.47%
                  Federal Home Loan Mortgage Corp
      7,500,000      2.000%, 02/25/11                                  7,557,690
                  Federal Home Loan Mortgage Corp
     28,000,000      2.050%, 03/09/11                                 28,247,100
                  Federal Home Loan Mortgage Corp
     15,500,000      2.000%, 03/16/11                                 15,606,718
                  Federal Home Loan Mortgage Corp
      7,600,000      1.750%, 07/27/11                                  7,633,866
                  Federal National Mortgage Association
      9,000,000      2.000%, 03/02/11                                  9,070,173
                  Federal National Mortgage Association
      9,800,000      2.050%, 04/01/11                                  9,871,491
                  Small Business Administration
        214,533      1.075%, 03/25/14 (a)                                212,868
                  Sri Lanka Government Aid Bond
      7,750,000      2.535%, 11/01/24 (a)                              7,694,224
                                                                 ---------------
                  TOTAL AGENCY DEBENTURES
                  (Cost $85,333,507)                                  85,894,130
                                                                 ---------------
U.S. TREASURY OBLIGATIONS - 45.15%
                  UNITED STATES TREASURY BILLS - 45.15%
     40,000,000   Zero Coupon
                     0.000%, 12/17/09                                 39,934,320
     79,800,000   Zero Coupon
                     0.000%, 02/11/10                                 79,606,724
     32,800,000   Zero Coupon
                     0.000%, 03/11/10                                 32,708,455
                                                                 ---------------
                                                                     152,249,499
                                                                 ---------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $151,961,302)                                152,249,499
                                                                 ---------------

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
REPURCHASE AGREEMENT - 3.89%
$    13,100,000   UBS, 0.16%, Dated 05/29/09, matures
                     06/01/09, repurchase price $13,100,175,
                     (collateralized by a U.S. Treasury Note
                     with an interest rate of 2.50% due
                     03/31/13, total market value
                     $13,362,480).                               $    13,100,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $13,100,000)                                  13,100,000
                                                                 ---------------
                  TOTAL INVESTMENTS - 99.75%
                  (Cost $334,721,512)(e)                             336,356,405
                                                                 ---------------
                  NET OTHER ASSETS AND LIABILITIES - 0.25%               827,321
                                                                 ---------------
                  NET ASSETS - 100.00%                           $   337,183,726
                                                                 ===============

----------
(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

(e) Aggregate cost for federal tax purposes is $334,721,512. As of May 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,266,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $631,928.


              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.85%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 3.45%
$     4,117,571   Series 3284, Class CA
                     5.000%, 10/15/21                            $     4,295,068
        539,539   Series 1448, Class F
                     1.775%, 12/15/22 (a) (c)                            551,029
         96,887   Series 1720, Class PJ
                     7.250%, 01/15/24 (b)                                 98,195
        885,495   Series 1980, Class Z
                     7.000%, 07/15/27 (c)                                963,113
      5,129,799   Series 2236, Class Z
                     8.500%, 06/15/30 (c)                              5,776,583
                                                                 ---------------
                                                                      11,683,988
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 4.43%
        395,876   Series 2001-42, Class HG
                     10.000%, 09/25/16                                   445,915
        180,468   Series 1988-12, Class A
                     7.604%, 02/25/18 (a)                                182,533
      5,726,489   Series 2007-36, Class AB
                     5.000%, 11/25/21                                  5,966,072
      1,130,142   Series G92-44, Class Z
                     8.000%, 07/25/22                                  1,241,630
      4,011,769   Series 2007-22, Class FG
                     0.669%, 03/25/37 (a)                              3,935,051
      3,256,508   Series 2008-22, Class FD
                     1.149%, 04/25/48 (a)                              3,225,886
                                                                 ---------------
                                                                      14,997,087
                                                                 ---------------
                  PRIVATE - 5.97%
                  Adjustable Rate Mortgage Trust
        878,619   Series 2004-4, Class 1A1
                     4.609%, 03/25/35 (a)                                562,324
                  Banc of America Mortgage Securities
        171,325   Series 2004-D, Class 1A1
                     3.855%, 05/25/34 (a)                                149,638
                  BCAP LLC Trust
        576,066   Series 2006-RR1, Class CF
                     0.949%, 11/25/36 (a)                                248,567
                  Bear Stearns Adjustable Rate Mortgage Trust
      5,100,000   Series 2005-10, Class A3
                     4.650%, 10/25/35 (a) (c)                          3,261,755
                  Countrywide Home Loans
         53,271   Series 2003-37, Class 1A1
                     5.420%, 08/25/33 (a)                                 37,784
                  Indymac Index Mortgage Loan Trust
        692,933   Series 2004-AR4, Class 1A
                     5.196%, 08/25/34 (a) (c)                            393,909
                  JPMorgan Mortgage Trust
        661,768   Series 2007-A1, Class 4A2
                     4.071%, 07/25/35 (a)                                569,544
                  Merrill Lynch Mortgage Investors, Inc.
        104,854   Series 2003-A4, Class 1A
                     5.043%, 07/25/33 (a)                                 90,457
                  Salomon Brothers Mortgage Securities VII,
                     Inc.
         96,837   Series 1994-20, Class A
                     5.265%, 12/25/24 (a)                                 76,158
                  Structured Adjustable Rate Mortgage Loan
         83,802   Series 2004-1, Class 3A3
                     5.126%, 02/25/34 (a)                                 43,488
        182,928   Series 2004-2, Class 2A
                     4.870%, 03/25/34 (a)                                132,572

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  PRIVATE - (CONTINUED)
$       306,917   Series 2004-5, Class 1A
                     3.822%, 05/25/34 (a) (c)                    $       259,284
      3,981,430   Series 2004-6, Class 3A2
                     4.293%, 06/25/34 (a)                              3,274,549
                  Structured Asset Securities Corp.
      1,188,883   Series 2003-34A, Class 3A3
                     4.043%, 11/25/33 (a)                                914,317
                  Washington Mutual Mortgage
                     Pass-Through Certificates
        741,874   Series 2003-AR6, Class A1
                     3.690%, 06/25/33 (a)                                634,374
      4,991,961   Series 2005-AR12, Class 1A8
                     4.826%, 10/25/35 (a)                              4,025,715
                  Wells Fargo Mortgage Backed
                     Securities Trust
      6,605,582   Series 2005-AR4, Class 2A2
                     4.540%, 04/25/35 (a)                              5,567,534
                                                                 ---------------
                                                                      20,241,969
                                                                 ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $52,567,674)                                  46,923,044
                                                                 ---------------
MORTGAGE-BACKED OBLIGATIONS - 33.53%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.82%
        222,917   4.792%, 09/01/32 (a)                                   226,516
      2,109,159   4.835%, 01/01/34 (a)                                 2,160,640
        948,762   5.075%, 09/01/34 (a)                                   977,583
      1,516,448   5.013%, 10/01/34 (a)                                 1,563,238
        481,049   4.655%, 11/01/34 (a)                                   490,948
      3,454,255   4.287%, 08/01/35 (a)                                 3,539,746
      3,834,841   5.158%, 05/01/36 (a)                                 3,976,232
                                                                 ---------------
                                                                      12,934,903
                                                                 ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 4.52%
         10,919   7.000%, 03/01/12                                        11,446
        147,307   7.000%, 12/01/12                                       151,788
        500,464   5.000%, 12/01/13                                       515,867
        548,282   4.000%, 01/01/14                                       560,220
         10,882   8.000%, 07/01/14                                        12,025
      6,183,095   4.500%, 03/01/15                                     6,366,985
          8,996   7.000%, 03/01/15                                         9,557
      1,189,310   5.500%, 05/01/15                                     1,248,167
        173,390   5.500%, 06/01/17                                       182,508
        108,079   8.000%, 09/01/17                                       119,361
        260,986   5.500%, 10/01/17                                       275,031
        767,482   8.000%, 11/01/17                                       851,600
        746,063   5.500%, 03/01/18                                       787,358
        310,545   5.500%, 04/01/18                                       327,734
        523,396   6.500%, 05/01/18                                       563,069
         49,972   6.000%, 10/01/18                                        52,926
         16,883   6.000%, 11/01/18                                        17,881
      2,967,507   5.500%, 02/01/19                                     3,128,517
        102,557   6.500%, 12/01/29                                       110,634
                                                                 ---------------
                                                                      15,292,674
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.72%
          1,844   7.500%, 09/01/10                                         1,890
      1,326,577   6.000%, 01/01/12                                     1,383,074
        281,023   6.000%, 04/01/12                                       293,487
        491,476   6.000%, 05/01/12                                       512,999
        842,384   6.000%, 06/01/12                                       880,200
         23,548   7.500%, 07/01/12                                        24,816

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2009 (UNAUDITED)

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$     1,359,997   6.000%, 09/01/12                               $     1,422,396
        137,232   5.000%, 11/01/12                                       140,735
      2,565,722   5.500%, 01/01/13                                     2,597,468
          2,827   8.000%, 01/01/13                                         3,034
        905,545   4.500%, 08/01/13                                       928,886
      6,513,453   4.500%, 09/01/13                                     6,678,975
      3,423,933   4.000%, 04/01/14                                     3,496,531
      1,045,855   5.500%, 09/01/14                                     1,100,391
        573,454   5.500%, 12/01/14                                       603,356
         14,717   6.000%, 02/01/18                                        15,607
      2,329,155   5.500%, 05/01/18                                     2,446,240
        136,725   6.000%, 05/01/18                                       144,993
        889,422   5.500%, 06/01/18                                       939,184
          9,736   6.000%, 08/01/18                                        10,325
          8,728   6.000%, 09/01/18                                         9,256
        716,987   5.500%, 10/01/18                                       755,612
        981,091   5.500%, 11/01/18                                     1,035,696
        791,238   6.000%, 11/01/18                                       839,081
         56,497   5.500%, 12/01/18                                        59,651
      1,423,601   6.000%, 12/01/18                                     1,509,682
      1,173,239   6.000%, 01/01/19                                     1,244,182
         17,260   6.000%, 02/01/19                                        18,303
        399,654   6.000%, 04/01/19                                       419,172
         96,355   6.000%, 05/01/19                                       102,092
        154,152   6.000%, 10/01/23                                       162,822
        528,478   7.000%, 08/01/28                                       578,361
        958,725   7.000%, 11/01/28                                     1,050,006
         94,701   7.000%, 02/01/32                                       103,461
        428,611   6.034%, 05/01/32 (a)                                   451,381
        228,817   7.000%, 05/01/32                                       250,606
        354,925   4.452%, 09/01/32 (a)                                   366,670
        239,633   7.000%, 09/01/32                                       259,655
        138,685   4.493%, 12/01/32 (a)                                   141,445
        480,197   3.926%, 01/01/33 (a)                                   490,670
        911,790   3.124%, 04/01/33 (a)                                   929,559
      1,475,696   3.323%, 05/01/33 (a)                                 1,503,543
      2,548,861   3.952%, 07/01/33 (a)                                 2,594,778
      1,584,574   5.415%, 08/01/33 (a)                                 1,630,249
      2,353,698   4.844%, 11/01/33 (a)                                 2,400,530
      3,230,301   3.840%, 12/01/33 (a)                                 3,299,370
        374,314   5.334%, 12/01/33 (a)                                   384,833
        662,032   4.806%, 02/01/34 (a)                                   674,197
      3,595,854   3.843%, 03/01/34 (a)                                 3,677,811
      1,233,052   4.658%, 03/01/34 (a)                                 1,269,542
      1,351,252   3.643%, 04/01/34 (a)                                 1,385,747
        981,683   4.946%, 08/01/34 (a)                                   999,824
      1,306,750   4.960%, 10/01/34 (a)                                 1,345,955
      1,096,310   3.802%, 03/01/35 (a)                                 1,124,782
      4,536,635   4.681%, 04/01/35 (a)                                 4,696,148
      1,296,818   3.612%, 05/01/35 (a)                                 1,327,982
      2,826,474   3.664%, 05/01/35 (a)                                 2,883,253
      2,979,612   4.749%, 05/01/35 (a)                                 3,074,457
      1,142,532   3.693%, 06/01/35 (a)                                 1,161,091
      4,313,440   4.250%, 08/01/35 (a)                                 4,459,890
      3,323,165   4.884%, 08/01/35 (a)                                 3,426,657
      2,179,944   5.785%, 09/01/35 (a)                                 2,269,866
        877,176   4.421%, 10/01/35 (a)                                   891,581
      2,775,007   3.592%, 03/01/36 (a)                                 2,852,494
                                                                 ---------------
                                                                      83,736,530
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.47%
              8   8.500%, 07/15/09                                             9
            107   8.500%, 12/15/09                                           109

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$         9,850   8.500%, 01/15/10                               $        10,239
          1,674   8.500%, 02/15/10                                         1,752
          5,002   8.500%, 03/15/10                                         5,239
          4,283   8.500%, 04/15/10                                         4,486
          1,784   8.500%, 05/15/10                                         1,868
          2,614   8.500%, 06/15/10                                         2,670
          2,644   8.500%, 07/15/10                                         2,770
          8,847   8.500%, 08/15/10                                         9,266
          6,337   8.500%, 10/15/10                                         6,637
         13,147   8.500%, 11/15/10                                        13,770
          6,823   8.500%, 09/15/11                                         7,355
         27,969   8.500%, 10/15/11                                        30,151
         13,543   8.500%, 03/15/12                                        13,881
          6,193   8.500%, 07/15/12                                         6,479
      1,429,768   3.750%, 12/20/34 (a)                                 1,477,131
                                                                 ---------------
                                                                       1,593,812
                                                                 ---------------
                  TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $109,961,867)                                113,557,919
                                                                 ---------------
AGENCY DEBENTURES - 25.90%
                  FEDERAL HOME LOAN BANK SYSTEMS - 2.50%
      8,000,000   5.125%, 09/10/10                                     8,465,296
                                                                 ---------------
                                                                       8,465,296
                                                                 ---------------
                  FEDERAL HOME LOAN MORTGAGE CORP. - 14.06%
      6,900,000   2.875%, 11/23/10                                     7,103,267
     11,300,000   2.000%, 02/25/11                                    11,386,920
     10,200,000   2.125%, 03/16/11                                    10,287,842
      5,000,000   3.500%, 05/05/11                                     5,209,905
      3,200,000   1.750%, 07/27/11                                     3,214,259
     10,300,000   2.125%, 03/23/12                                    10,428,905
                                                                 ---------------
                                                                      47,631,098
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.34%
     15,000,000   1.750%, 03/23/11                                    15,190,427
      4,700,000   2.000%, 01/09/12                                     4,764,395
      4,150,000   2.500%, 03/02/12                                     4,172,418
      7,500,000   2.150%, 05/04/12                                     7,494,008
                                                                 ---------------
                                                                      31,621,248
                                                                 ---------------
                  TOTAL AGENCY DEBENTURES
                  (Cost $86,494,230)                                  87,717,642
                                                                 ---------------
U.S. TREASURY OBLIGATIONS - 25.25%
                  UNITES STATES TREASURY NOTES & BONDS - 25.25%
     18,800,000   0.875%, 01/31/11                                    18,835,344
      3,000,000   0.875%, 04/30/11                                     2,999,520
      9,800,000   1.375%, 05/15/12                                     9,791,572
     40,400,000   1.500%, 12/31/13                                    39,235,349
     14,000,000   0.000%, 02/15/14                                    12,410,832
      2,300,000   2.375%, 03/31/16                                     2,208,179
         30,000   4.375%, 02/15/38                                        30,136
                                                                 ---------------
                                                                      85,510,932
                                                                 ---------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $86,957,542)                                  85,510,932
                                                                 ---------------

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2009 (UNAUDITED)

   PAR VALUE                                                          VALUE
---------------                                                  ---------------
REPURCHASE AGREEMENT - 1.00%
$     3,400,000   UBS, 0.16%, Dated 05/29/09, matures
                     06/01/09, repurchase price $3,400,045,
                     (colleralized by a U.S. Treasury Note
                     with an interest rate of 2.50% due
                     03/31/13, total market value $3,472,706).   $     3,400,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $3,400,000)                                    3,400,000
                                                                 ---------------
                  TOTAL INVESTMENTS - 99.53%
                  (Cost $339,381,313)(d)                             337,109,537
                                                                 ---------------
                  NET OTHER ASSETS AND LIABILITIES - 0.47%             1,605,839
                                                                 ---------------
                  NET ASSETS - 100.00%                           $   338,715,376
                                                                 ===============

----------
(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  This security has Sequential collateral.

(d) Aggregate cost for federal tax purposes is $339,381,313. As of May 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,036,697 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,308,473.


              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2009 (Unaudited)

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"), which is effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolios have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The summary of inputs used to value each Portfolio's net assets as of May 31, 2009 is as follows:

                                              INVESTMENTS IN SECURITIES
                                     --------------------------------------------
                                                       ULTRA-SHORT
                                          MONEY         DURATION        SHORT
                                         MARKET        GOVERNMENT      DURATION
VALUATION INPUTS                        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------   --------------   ------------   ------------
Level 1 - Quoted Prices              $           --   $         --   $         --
Level 2 - Significant Observable
   Inputs                             1,932,373,590    336,356,405    337,109,537
Level 3 - Significant Unobservable
   Inputs                                        --             --             --
                                     --------------   ------------   ------------
TOTAL MARKET VALUE OF
   INVESTMENTS                       $1,932,373,590   $336,356,405   $337,109,537
                                     ==============   ============   ============

For additional information regarding the Portfolios' policy for valuation of investments or other significant accounting policies, please refer to the Portfolios' most recent Semi-Annual or Annual Report.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Association ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

E. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios did not enter into mortgage dollar rolls during the period ended May 31, 2009.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years beginning after November 15, 2008. As of May 31, 2009, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS 161.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TRUST FOR CREDIT UNIONS

By (Signature and Title)*  /S/ CHARLES W. FILSON
                         -------------------------------------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date  JULY 22, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CHARLES W. FILSON
                         -------------------------------------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date  JULY 22, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JAY JOHNSON
                         -------------------------------------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date  JULY 22, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.